Schedule of maturity lease liabilities (Details) $ in Thousands	Jun. 30, 2024 CAD ($)
Schedule Of Maturity Lease Liabilities
July 1, 2025 – June 30, 2026	$ 1,098
July 1, 2026 – June 30, 2027	910
July 1, 2027 – June 30, 2028	880
July 1, 2028 – June 30, 2029	877
July 1, 2029 onward	6,775
Total	$ 10,540